Other investments (Tables)	12 Months Ended
Dec. 31, 2016
Other investments
end of	2016	2015
Other investments (CHF million)
Equity method investments	3,121	2,876
Non-marketable equity securities [1]	1,731	2,000
Real estate held for investment [2]	268	412
Life finance instruments [3]	1,657	1,733
Total other investments	6,777	7,021
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of December 31, 2016 and 2015, real estate held for investment included foreclosed or repossessed real estate of CHF 29 million and CHF 38 million, respectively, of which CHF 27 million and CHF 36 million, respectively were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.

Bank
Other investments
end of	2016	2015
Other investments (CHF million)
Equity method investments	2,918	2,728
Non-marketable equity securities [1]	1,672	1,951
Real estate held for investment [2]	241	375
Life finance instruments [3]	1,657	1,733
Total other investments	6,488	6,787
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of December 31, 2016 and 2015, real estate held for investment included foreclosed or repossessed real estate of CHF 29 million and CHF 37 million, respectively, of which CHF 27 million and CHF 36 million, respectively were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.